UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS VARIABLE GROWTH

QS VARIABLE MODERATE GROWTH

QS VARIABLE CONSERVATIVE GROWTH

FORM N-Q

MARCH 31, 2018

QS VARIABLE GROWTH

Schedules of investments (unaudited)	March 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		367,447	$7,488,565
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,001,520	24,038,258
QS International Equity Fund, Class IS Shares		1,415,860	23,942,191
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,392,546	18,660,116
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		407,915	9,398,359
ClearBridge Large Cap Growth Fund, Class IS Shares		242,462	11,104,765
ClearBridge Small Cap Growth Fund, Class IS Shares		149,861	5,606,312
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		433,203	5,376,049
Western Asset Intermediate Bond Fund, Class IS Shares		745,989	8,034,305

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,006,455)			113,648,920

RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $470,905)	1.615%	470,905	470,905

TOTAL INVESTMENTS - 100.1% (Cost - $96,477,360)			114,119,825
Liabilities in Excess of Other Assets - (0.1)%			(62,808)

TOTAL NET ASSETS - 100.0%			$114,057,017

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	March 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		72,703	$1,481,678
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		518,252	6,224,205
QS International Equity Fund, Class IS Shares		344,357	5,823,083
QS U.S. Small Capitalization Equity Fund, Class IS Shares		330,470	4,428,293
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		161,555	3,722,234
ClearBridge Large Cap Growth Fund, Class IS Shares		64,272	2,943,642
ClearBridge Small Cap Growth Fund, Class IS Shares		32,702	1,223,392
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		318,828	3,956,651
Western Asset Intermediate Bond Fund, Class IS Shares		548,729	5,909,808

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,953,733)			35,712,986

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $137,445)	1.615%	137,445	137,445

TOTAL INVESTMENTS - 100.1% (Cost - $31,091,178)			35,850,431
Liabilities in Excess of Other Assets - (0.1)%			(37,029)

TOTAL NET ASSETS - 100.0%			$35,813,402

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	March 31, 2018

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		944,429	$11,342,587
QS International Equity Fund, Class IS Shares		582,446	9,849,170
QS U.S. Small Capitalization Equity Fund, Class IS Shares		684,527	9,172,666
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		377,033	8,686,843
ClearBridge Large Cap Growth Fund, Class IS Shares		122,214	5,597,385
ClearBridge Small Cap Growth Fund, Class IS Shares		62,618	2,342,537
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,460,879	18,129,515
Western Asset Intermediate Bond Fund, Class IS Shares		2,520,118	27,141,674

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $84,275,037)			92,262,377

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $331,783)	1.615%	331,783	331,783

TOTAL INVESTMENTS - 100.1% (Cost - $84,606,820)			92,594,160
Liabilities in Excess of Other Assets - (0.1)%			(48,860)

TOTAL NET ASSETS - 100.0%			$92,545,300

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective June 1, 2017, the Portfolios may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$113,648,920	—	—	$113,648,920
Short-Term Investments†	470,905	—	—	470,905

Total Investments	$114,119,825	—	—	$114,119,825

†	See Schedules of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$35,712,986	—	—	$35,712,986
Short-Term Investments†	137,445	—	—	137,445

Total Investments	$35,850,431	—	—	$35,850,431

†	See Schedules of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$92,262,377	—	—	$92,262,377
Short-Term Investments†	331,783	—	—	331,783

Total Investments	$92,594,160	—	—	$92,594,160

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2018.

Variable Growth	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$7,926,656	—	—	$261,191	12,728	$8,809	—	—	$(176,900)	$7,488,565
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	26,058,774	—	—	1,147,997	105,091	182,003	—	—	(872,519)	24,038,258
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	24,453,101	—	—	232,130	13,310	(7,130)	—	—	(278,780)	23,942,191
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	19,073,988	—	—	230,395	16,168	(10,394)	—	—	(183,477)	18,660,116
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	9,941,189	—	—	349,598	15,114	15,402	—	—	(193,232)	9,398,359
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	11,734,753	—	—	770,791	18,194	84,209	—	—	140,803	11,104,765
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	10,023,937	—	—	4,702,188	134,425	107,812	—	—	284,563	5,606,312
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	3,448,337	$2,250,845	181,085	248,284	19,833	(3,285)	$30,845	—	(74,849)	5,376,049
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	5,159,286	3,375,753	312,006	405,397	37,185	(5,397)	45,753	—	(95,337)	8,034,305

	$117,820,021	$5,626,598		$8,347,971		$372,029	$76,598	—	$(1,449,728)	$113,648,920

Notes to Schedules of Investments (unaudited) (continued)

Variable Moderate Growth	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,748,889	—	—	$200,336	11,177	$39,664	—	—	$(66,875)	$1,481,678
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	7,560,207	—	—	1,019,938	92,921	170,062	—	—	(316,064)	6,224,205
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	6,206,774	—	—	319,480	18,400	5,520	—	—	(64,211)	5,823,083
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,914,822	—	—	463,349	32,515	(18,349)	—	—	(23,180)	4,428,293
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	4,410,615	—	—	561,631	26,131	73,369	—	—	(126,750)	3,722,234
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	3,426,569	—	—	494,911	11,840	65,089	—	—	11,984	2,943,642
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	1,670	$1,215,000	34,015	48,566	1,360	1,434	—	—	55,288	1,223,392
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	3,681,305	520,279	41,858	168,027	13,354	(3,027)	$25,279	—	(76,906)	3,956,651
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	5,506,635	782,424	72,322	289,378	26,482	(4,378)	37,424	—	(89,873)	5,909,808

	$37,457,486	$2,517,703		$3,565,616		$329,384	$62,703	—	$(696,587)	$35,712,986

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$13,269,700	—	—	$1,401,980	128,303	$238,020	—	—	$(525,133)	$11,342,587
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	10,310,712	—	—	337,483	20,167	17,517	—	—	(124,059)	9,849,170
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	10,015,439	—	—	786,106	55,166	(31,106)	—	—	(56,667)	9,172,666
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	9,935,661	—	—	1,038,783	45,761	71,217	—	—	(210,035)	8,686,843
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	6,303,485	—	—	741,083	17,801	98,917	—	—	34,983	5,597,385
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	2,390,502	—	—	181,143	5,178	3,857	—	—	133,178	2,342,537
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	17,310,983	$1,560,644	125,559	374,920	29,899	(4,921)	$115,644	—	(367,192)	18,129,515
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	25,891,125	2,331,210	215,497	652,965	59,865	(7,965)	171,210	—	(427,696)	27,141,674

	$95,427,607	$3,891,854		$5,514,463		$385,536	$286,854	—	$(1,542,621)	$92,262,377

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2018